SECURITIES	12 Months Ended
Dec. 31, 2012
SECURITIES
SECURITIES

5.                            SECURITIES

A summary of securities is as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2012

Securities available for sale

Residential mortgage-backed securities	$7,900	$284	$—	$8,184

Securities held to maturity

Residential mortgage-backed securities	$1,594	$137	$—	$1,731

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2011

Securities available for sale

Government-sponsored enterprise obligations	$502	$1	$—	$503
Residential mortgage-backed securities	3,464	207	—	3,671

Total securities available for sale	$3,966	$208	$—	$4,174

Securities held to maturity

Residential mortgage-backed securities	$2,322	$184	$—	$2,506

All residential mortgage-backed securities have been issued by government-sponsored enterprises.

The amortized cost and estimated fair value of debt securities at December 31, 2012 is as follows:

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
(In thousands)

Residential mortgage-backed securities	$7,900	$8,184	$1,594	$1,731

There were no sales of securities for the years ended December 31, 2012 and 2011.  Certain securities are pledged as collateral for FHLB advances. At December 31, 2011, certain securities are also pledged as collateral for securities sold under agreements to repurchase. Refer to Note 9 — Securities Sold Under Agreements to Repurchase and Note 10 — Federal Home Loan Bank Advances for further information.

There were no securities with gross unrealized losses at December 31, 2012 and 2011.